UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [    ]; Amendment Number:
                                                  ----
This Amendment (Check only one.):   [    ] is a restatement.
                                    [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Laurel Trust Company
Address:    551 Main Street
            Johnstown, PA 15901

Form 13F File Number:   28-07668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mr. Kim Craig
Title:      President and Chief Operating Officer
Phone:      814 536 2110

Signature, Place, and Date of Signing:

/s/ Kim Craig                JOHNSTOWN, PENNSYLVANIA               MAY 10, 2000
------------------           -----------------------               ------------
[Signature]                       [City, State]                       [Date]

Report Type:

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no  holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check  here  if  a portion  of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                   2

Form 13F Information Table Entry Total:                              85

Form 13F Information Table Value Total:                              $161,857
                                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.           Form 13F File Number             Name

1             28-07666                         BT Financial Corporation
2             28-5411                          Laurel Investment Advisors, Inc.


                                         FORM 13F INFORMATION TABLE

                                 TITLE OF    CUSIP       VALUE    SHRS OR   SH/   PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                    CLASS      NUMBER     (X$1000)  PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------------ ----------  -----------  --------  --------  ---- ------ ----------  --------  ----------------------
AT & T CORP                        COM      001957109      329     5852      SH           OTHER       1,2       5852     0       0
ABBOTT LABS                        COM      002824100     2305     65543     SH           OTHER       1,2      65071     11     461
AMERICA ONLINE INC DEL             COM      02364J104     1321     19593     SH           OTHER       1,2      19593     0       0
AMERICAN EXPRESS CO                COM      025816109      219     1475      SH           OTHER       1,2       1475     0       0
AMERICAN GENERAL CORP              COM      026351106      204     3648      SH           OTHER       1,2       3648     0       0
AMERICAN HOME PRODS CORP           COM      026609107      348     6489      SH           OTHER       1,2       6489     0       0
AMERICAN INTL GROUP INC            COM      026874107     4028     36791     SH           OTHER       1,2      36501     20     270
AMGEN INC                          COM      031162100     5050     82301     SH           OTHER       1,2      82301     0       0
AUTOMATIC DATA PROCESSING INC      COM      053015103     4004     82995     SH           OTHER       1,2      82224    200     571
BT FINL CORP                       COM      055763106     2692    172391     SH          DEFINED       1       172391    0       0
BT FINL CORP                       COM      055763106      311     19935     SH          DEFINED       1       19935     0       0
BELL ATLANTIC CORP                 COM      077853109      965     15805     SH           OTHER       1,2      15805     0       0
BELLSOUTH CORP                     COM      079860102      306     6548      SH           OTHER       1,2       6548     0       0
CBS CORP                           COM      12490K107     4827     85260     SH           OTHER       1,2      84546     42     672
CARDINAL HEALTH INC                COM      14149Y108     1960     42750     SH           OTHER       1,2      42568    182      0
CATERPILLAR INC DEL                COM      149123101      701     17785     SH           OTHER       1,2      17662     32     91
CISCO SYS INC                      COM      17275R102     11362   146977     SH           OTHER       1,2      145417   400    1160
CISCO SYS INC                      COM      17275R102      402     5200      SH           OTHER       1,2       5200     0       0
CITIGROUP INC                      COM      172967101     5457     91157     SH           OTHER       1,2      88619     66    2472
COCA COLA CO                       COM      191216100      271     5775      SH           OTHER       1,2       5775     0       0
COMPUTER ASSOC INTL INC            COM      204912109      882     14905     SH           OTHER       1,2      14905     0       0
DELL COMPUTER CORP                 COM      247025109     2287     42410     SH           OTHER       1,2      42240    100     70
DU PONT E I DE NEMOURS & CO        COM      263534109     1550     29292     SH           OTHER       1,2      29207     0      85
E M C CORP MASS                    COM      268648102     7802     61926     SH           OTHER       1,2      61726    200      0
EASTMAN KODAK CO                   COM      277461109      719     13248     SH           OTHER       1,2      13174     25     49
EASTMAN KODAK CO                   COM      277461109      246     4547      SH           OTHER       1,2        35      0     4512
EXXON MOBIL CORP                   COM      30231G102     2462     31599     SH           OTHER       1,2      31483     38     78
EXXON MOBIL CORP                   COM      30231G102      537     6900      SH           OTHER       1,2       6860     0      40
FEDERAL HOME LN MTG CORP           COM      313400301     2099     47520     SH           OTHER       1,2      47131     25     364
FIRST COMWLTH FINL CORP PA         COM      319829107      208     24216     SH           OTHER       1,2      22216     0     2000
GTE CORP                           COM      362320103      679     9569      SH           OTHER       1,2       9569     0       0
GENERAL ELEC CO                    COM      369604103     5728     36812     SH           OTHER       1,2      36574     14     224
GENERAL ELEC CO                    COM      369604103      455     2928      SH           OTHER       1,2       1928     0     1000


                                 TITLE OF    CUSIP       VALUE    SHRS OR   SH/   PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                    CLASS      NUMBER     (X$1000)  PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------------ ----------  -----------  --------  --------  ---- ------ ----------  --------  ----------------------
GENERAL MTRS CORP                  COM      370442105     1311     15836     SH           OTHER       1,2      15741     26     69
GILLETTE CO                        COM      375766102     1574     41795     SH           OTHER       1,2      41345     17     433
HEWLETT PACKARD CO                 COM      428236103      216     1630      SH           OTHER       1,2       1630     0       0
HONEYWELL INTL INC                 COM      438516106      782     14857     SH           OTHER       1,2      14857     0       0
HUNTINGTON BANCSHARES INC          COM      446150104     7097    317265     SH           OTHER       1,2      317265    0       0
ILLINOIS TOOL WKS INC              COM      452308109     1153     20885     SH           OTHER       1,2      20885     0       0
INTEL CORP                         COM      458140100     8143     61724     SH           OTHER       1,2      61317     0      407
INTEL CORP                         COM      458140100      403     3055      SH           OTHER       1,2       3055     0       0
INTERNATIONAL BUSINESS MACHS       COM      459200101     6336     53701     SH           OTHER       1,2      53379     22     300
INTERNATIONAL BUSINESS MACHS       COM      459200101      294     2495      SH           OTHER       1,2       1495     0     1000
INTL PAPER CO                      COM      460146103      349     8171      SH           OTHER       1,2       8112     14     445
JOHNSON & JOHNSON                  COM      478160104      431     6145      SH           OTHER       1,2       6145     0       0
LINEAR TECHNOLOGY CORP             COM      535678106      841     15298     SH           OTHER       1,2      15298     0       0
LUCENT TECHNOLOGIES INC            COM      549463107      544     8898      SH           OTHER       1,2       8898     0       0
MBNA CORP                          COM      55262L100     3032    118927     SH           OTHER       1,2      117966    63     898
MAXIM INTEGRATED PRODS INC         COM      57772K101     1005     14146     SH           OTHER       1,2      14146     0       0
MCDONALDS CORP                     COM      580135101     1091     29204     SH           OTHER       1,2      29204     0       0
MEDTRONIC INC                      COM      585055106     4835     94025     SH           OTHER       1,2      91773     48    2204
MERCK & CO INC.                    COM      589331107     3336     53713     SH           OTHER       1,2      53379     20     314
MERCK & CO INC                     COM      589331107      262     4231      SH           OTHER       1,2       4231     0       0
MERRILL LYNCH & CO INC             COM      590188108     4470     42572     SH           OTHER       1,2      42208     50     314
MICROSOFT CORP                     COM      594918104     6088     57308     SH           OTHER       1,2      56956     30     322
MICROSOFT CORP                     COM      594918104      234     2205      SH           OTHER       1,2       2205     0       0
MINNESOTA MNG & MFG CO             COM      604059105     1206     13630     SH           OTHER       1,2      13571     22     37
MORGAN J P & CO INC                COM      616880100     1345     10213     SH           OTHER       1,2      10163     19     31
NASDAQ 100 TR                  UNIT SER 1   631100104      219     2000                   OTHER       1,2       2000     0       0
NATIONAL CITY CORP                 COM      635405103      221     9000      SH           OTHER       1,2       9000     0       0
NORTHERN TR CORP                   COM      665859104     4638     68666     SH           OTHER       1,2      68048    100     518
ORACLE CORP                        COM      68389X105     1917     24561     SH           OTHER       1,2      24411    100     50
ORTEL CORP                         COM      68749W102     2649     14115     SH           OTHER       1,2      14043     0      72
PEOPLES HERITAGE FINL GROUP        COM      711147108      193     12892     SH           OTHER       1,2      12892     0       0
PEPSICO INC                        COM      713448108      585     16790     SH           OTHER       1,2      16790     0       0
PFIZER INC                         COM      717081103      282     7718      SH           OTHER       1,2       7712     6       0
PHILIP MORRIS COS INC              COM      718154107      673     31912     SH           OTHER       1,2      31783     48     81
PROCTER & GAMBLE CO                COM      742718109     1228     21737     SH           OTHER       1,2      21639     0      98
RAMBUS INC DEL                     COM      750917106     1767     6000      SH           OTHER       1,2       6000     0       0


                                 TITLE OF    CUSIP       VALUE    SHRS OR   SH/   PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                    CLASS      NUMBER     (X$1000)  PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------------ ----------  -----------  --------  --------  ---- ------ ----------  --------  ----------------------
ROYAL DUTCH PETE CO              NY REG     780257804      225     3900      SH           OTHER       1,2       3900     0       0
                                 GLD 1.25
S & T BANCORP INC                  COM      783859101      205     12032     SH           OTHER       1,2      12032     0       0
SBC COMMUNICATIONS INC             COM      78387G103      739     17563     SH           OTHER       1,2      17489     51     23
SBC COMMUNICATIONS INC             COM      78387G103      783     18605     SH           OTHER       1,2      18524     0      81
SBC COMMUNICATIONS INC             COM      78387G103      215     5128      SH           OTHER       1,2       4332     0      796
SAFEWAY INC                      COM NEW    786514208     2918     64493     SH           OTHER       1,2      64029     35     429
SCHERING PLOUGH CORP               COM      806605101      270     7276      SH           OTHER       1,2       7276     0       0
SCHWAB CHARLES CORP NEW            COM      808513105     2360     41550     SH           OTHER       1,2      41550     0       0
STERLING SOFTWARE INC              COM      859547101      203     6200      SH           OTHER       1,2       6200     0       0
SUSQUEHANNA BANCSHARES INC PA      COM      869099101      691     50100     SH           OTHER       1,2      50100     0       0
TEXTRON INC                        COM      883203101     1080     17755     SH           OTHER       1,2      17755     0       0
TYCO INTL LTD NEW                  COM      902124106     3106     61983     SH           OTHER       1,2      61983     0       0
US BANCORP DEL                     COM      902973106      446     20412     SH           OTHER       1,2      20412     0       0
USBANCORP INC PA                   COM      917292104     1123     99898     SH           OTHER       1,2      99898     0       0
WAL MART STORES INC                COM      931142103     2442     43238     SH           OTHER       1,2      42687     0      551
WARNER LAMBERT CO                  COM      934488107     1585     16228     SH           OTHER       1,2      16144     0      84
                                                        ------------------                                    ----------------------

         GRAND TOTALS                                    161857   2953823                                     2928521  2026   23276
